Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

The balance of intangible assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer software	7,094	7,963
License	780	780
Less: Accumulated amortization	(6,365)	(7,768)
Intangible assets, net	1,509	975

Summary of Amortization Expenses of Intangible Assets	The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2024	563
2025	330
2026	82
Total	975